Business Combinations - Acquired Assets and Liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Total assets			$ 85,723	$ 30,199	$ 13,502
Total liabilities			13,286	2,545	201
Fair value of acquired identifiable assets and liabilities			72,437	27,654	13,301
Goodwill		$ 1,823,084	$ 1,328,045	$ 1,282,919	$ 1,311,253
DRG Acquisition
Business Acquisition [Line Items]
Current assets	$ 124,489
Computer hardware and other property	4,302
Other intangible assets	491,366
Other non-current assets	2,960
Operating lease right-of-use assets	25,099
Total assets	648,216
Current liabilities	3,474
Accrued expenses and other current liabilities	37,930
Current portion of deferred revenue	35,126
Deferred income taxes	47,467
Non-current portion of deferred revenue	628
Other non-current liabilities	52,908
Operating lease liabilities	25,529
Total liabilities	203,062
Fair value of acquired identifiable assets and liabilities	445,154
Purchase price, net of cash	944,220
Goodwill	499,066
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	20,777
Database and Content | DRG Acquisition
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	$ 3,966